Schedule of computed expected tax expenses (benefit) rate and the effective income tax rate (Details) - CNY (¥) ¥ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
		Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory tax rate	[1]			25.00%	25.00%	25.00%
Research and development tax credit				(2.00%)	(2.00%)	(3.00%)
Effect of tax holiday	[2]			(9.00%)	(13.00%)	(10.00%)
Change in valuation allowance				0.00%	(1.00%)	1.00%
Non-deductible expenses				2.00%	1.00%	1.00%
Withholding tax				0.00%	4.00%	3.00%
Effective income tax rate				16.00%	14.00%	17.00%
Reversed income tax expense benefit		¥ 14.7	¥ 7.9			¥ 4.2

[1]	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.
[2]	As Hainan Shenxin obtained encouraged industrial enterprise status in 2023, the Group reversed a total of RMB14.7 million tax expenses in the fourth quarter of 2023 including RMB4.2 million related to 2022 and RMB7.9 million related to the first half of 2023.